Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Formula Investing International Value Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Formula Investing International Value Select Fund (the "International Value Select Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended April 30, 2013, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser's security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.- based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Fund primarily purchases common stocks and depositary receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser's assessment of a security's fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

By investing in a portfolio of approximately 75-120 securities of non-U.S. companies weighted by the Adviser's assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•  Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•  Foreign Securities Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:

•  Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

•  Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•  Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•  Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•  Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•  Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past two calendar years and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI World (Ex US) Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past two calendar years and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI World (Ex US) Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2013: -1.21% Best Quarter Worst Quarter 12.80% -23.63% (March 31, 2012) (September 30, 2011)
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.63%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class A shares only; after-tax returns for Class I shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
MSCI World (Ex US) Index Class A Comparison (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.41%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%	[1]
MSCI World (Ex US) Index Class I Comparison (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.41%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[2],[3]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	638
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,571
Annual Return 2011	rr_AnnualReturn2011	(22.36%)
Annual Return 2012	rr_AnnualReturn2012	18.87%
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares only; after-tax returns for Class I shares will vary.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2010
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.46%)
Class A | After Taxes on Distributions and Sale Of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.77%)
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[2],[3]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,017
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,293
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.06%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011

[1]	The MSCI World (Ex US) Index is a free float-adjusted market capitalization weighted index that is designed to measure the market performance of developed markets around the world except the U.S. Index returns do not include transaction costs, taxes, management fees or any other costs; however, Index returns are net of foreign tax withholdings for income received.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.20% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.